Subsequent Events (Details)	Oct. 31, 2025 shares	Oct. 20, 2025 $ / shares shares	Oct. 16, 2025 USD ($)	Oct. 16, 2025 AUD ($)	Sep. 30, 2025 USD ($)
RH Capital [Member]
Subsequent Events (Details) [Line Items]
Extinguish the outstanding amount | $					$ 674,756
Subsequent Events [Member] | RH Capital [Member]
Subsequent Events (Details) [Line Items]
Debt settlement of tax rebate amount			$ 888,486	$ 1,364,385
Net proceeds			$ 242,000	$ 339,000
Warrants expired (in Shares)		53,147
Warrants expired strike price (in Dollars per share) | $ / shares		$ 276.9
Subsequent Events [Member] | Class B Shares [Member]
Subsequent Events (Details) [Line Items]
Subordinate voting shares (in Shares)	21,225,000